Prepayments and Other Assets, Net - Schedule of Allowance for Credit Losses for Prepayments and Other Assets (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule of Prepayments and Other Assets, Net [Abstract]
Beginning balance	$ 573	$ 405
Provisions for credit losses for prepayments and other assets	118	176
Exchange rate effect	2	(8)
Ending balance	$ 693	$ 573